Note 3 - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 3:                      LOANS AND ALLOWANCE FOR LOAN LOSSES

Categories of loans at December 31, 2012 and 2011 include:

	December 31,
	2012	2011
Real estate - residential mortgage:
One to four family units	$99,381,934	$98,030,718
Multi-family	46,405,034	43,165,695
Real estate - construction	48,917,296	44,912,049
Real estate - commercial	167,760,850	194,856,374
Commercial loans	95,226,762	88,088,580
Consumer and other loans	16,716,858	20,758,027
Total loans	474,408,734	489,811,443
Less:
Allowance for loan losses	(8,740,325)	(10,613,145)
Deferred loan fees/costs, net	(136,436)	(237,562)
Net loans	$465,531,973	$478,960,736

Classes of loans by aging at December 31, 2012 and 2011 were as follows:

As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$52	$4	$-	$56	$99,326	$99,382	$-
Multi-family	-	-	-	-	46,405	46,405	-
Real estate - construction	22	28	640	690	48,227	48,917	-
Real estate - commercial	-	352	-	352	167,409	167,761	-
Commercial loans	10	610	785	1,405	93,822	95,227	-
Consumer and other loans	57	-	-	57	16,660	16,717	-
Total	$141	$994	$1,425	$2,560	$471,849	$474,409	$-

As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$5	$206	$33	$244	$97,787	$98,031	$-
Multi-family	-	-	-	-	43,166	43,166	-
Real estate - construction	728	-	157	885	44,027	44,912	-
Real estate - commercial	167	-	1,193	1,360	193,496	194,856	-
Commercial loans	32	-	548	580	87,508	88,088	-
Consumer and other loans	14	18	20	52	20,706	20,758	-
Total	$946	$224	$1,951	$3,121	$486,690	$489,811	$-

Nonaccruing loans are summarized as follows:

	December 31,
	2012	2011
Real estate - residential mortgage:
One to four family units	$2,280,856	$1,671,245
Multi-family	-	-
Real estate - construction	6,274,241	8,514,187
Real estate - commercial	3,663,771	4,082,416
Commercial loans	2,793,457	2,377,081
Consumer and other loans	318,963	357,060
Total	$15,331,288	$17,001,989

The following tables present the activity in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of and for the years ended December 31, 2012, 2011 and 2010:

As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Provision charged to expense	1,324	683	(179)	(106)	5,090	(81)	(781)	$5,950
Losses charged off	(1,335)	(985)	(265)	-	(5,547)	(73)	-	$(8,205)
Recoveries	28	94	25	-	198	37	-	$382
Balance, end of year	$2,525	$2,517	$1,316	$284	$1,689	$255	$154	$8,740
Ending balance: individually evaluated for impairment	$608	$180	$90	$-	$441	$48	$-	$1,367
Ending balance: collectively evaluated for impairment	$2,087	$2,167	$1,226	$284	$1,248	$207	$154	$7,373
Loans:
Ending balance: individually evaluated for impairment	$6,275	$5,673	$2,360	$-	$2,555	$414	$-	$17,277
Ending balance: collectively evaluated for impairment	$42,642	$162,088	$97,022	$46,405	$92,672	$16,303	$-	$457,132

As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Provision charged to expense	265	2,123	943	(138)	505	(1,283)	935	$3,350
Losses charged off	(2,381)	(2,744)	(966)	-	(1,362)	(322)	-	$(7,775)
Recoveries	77	221	45	-	322	1,290	-	$1,955
Balance, end of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Ending balance: individually evaluated for impairment	$1,355	$659	$127	$-	$399	$72	$-	$2,612
Ending balance: collectively evaluated for impairment	$1,153	$2,066	$1,608	$390	$1,549	$300	$935	$8,001
Loans:
Ending balance: individually evaluated for impairment	$8,515	$5,019	$1,819	$-	$3,048	$653	$-	$19,054
Ending balance: collectively evaluated for impairment	$36,397	$189,837	$96,212	$43,166	$85,040	$20,105	$-	$470,757

As of December 31, 2010
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$2,810	$2,923	$1,646	$393	$3,554	$2,750	$-	$14,076
Provision charged to expense	5,620	563	948	135	716	(2,782)	-	$5,200
Losses charged off	(3,893)	(373)	(906)	-	(1,847)	(366)	-	$(7,385)
Recoveries	10	12	25	-	60	1,085	-	$1,192
Balance, end of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Ending balance: individually evaluated for impairment	$3,134	$1,384	$149	$-	$1,052	$307	$-	$6,026
Ending balance: collectively evaluated for impairment	$1,413	$1,741	$1,564	$528	$1,431	$380	$-	$7,057
Loans:
Ending balance: individually evaluated for impairment	$9,281	$5,150	$3,363	$-	$8,409	$1,008	$-	$27,211
Ending balance: collectively evaluated for impairment	$54,027	$190,740	$99,689	$44,138	$77,019	$22,418	$-	$488,031

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC-310-10-35-16), when based on current information and events, it is probable the Bank will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan.  Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties.  These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following summarizes impaired loans as of and for the years ended December 31, 2012 and 2011:

As of December 31, 2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$2,245	$2,271	$-	$1,961	$20
Multi-family	-	-	-	-	-
Real estate - construction	5,015	5,575	-	3,528	-
Real estate - commercial	2,430	2,755	-	4,054	65
Commercial loans	318	689	-	1,831	17
Consumer and other loans	103	103	-	266	11
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$115	$130	$90	$315	$-
Multi-family	-	-	-	-	-
Real estate - construction	1,260	1,260	608	3,316	-
Real estate - commercial	3,243	3,243	180	6,913	-
Commercial loans	2,237	2,237	441	3,408	-
Consumer and other loans	311	311	48	307	-
Total
Real estate - residential mortgage:
One to four family units	$2,360	$2,401	$90	$2,276	$20
Multi-family	-	-	-	-	-
Real estate - construction	6,275	6,835	608	6,844	-
Real estate - commercial	5,673	5,998	180	10,967	65
Commercial loans	2,555	2,926	441	5,239	17
Consumer and other loans	414	414	48	573	11
Total	$17,277	$18,574	$1,367	$25,899	$113

As of December 31, 2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$1,424	$1,424	$-	$2,373	$50
Multi-family	-	-	-	-	-
Real estate - construction	1,181	1,181	-	3,705	-
Real estate - commercial	4,646	5,985	-	4,609	57
Commercial loans	1,148	1,459	-	1,573	55
Consumer and other loans	376	376	-	458	37
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$395	$421	$127	$1,396	$-
Multi-family	-	-	-	-	-
Real estate - construction	7,334	7,854	1,355	7,697	-
Real estate - commercial	373	373	659	2,189	-
Commercial loans	1,900	1,900	399	2,790	-
Consumer and other loans	277	277	72	381	-
Total
Real estate - residential mortgage:
One to four family units	$1,819	$1,845	$127	$3,769	$50
Multi-family	-	-	-	-	-
Real estate - construction	8,515	9,035	1,355	11,402	-
Real estate - commercial	5,019	6,358	659	6,798	57
Commercial loans	3,048	3,359	399	4,363	55
Consumer and other loans	653	653	72	839	37
Total	$19,054	$21,250	$2,612	$27,171	$199

Interest of approximately $358,000 was recognized on average impaired loans of $28,996,000 for the year ended December 31, 2010.

At December 31, 2012, the Bank’s impaired loans shown in the table above included loans that were classified as troubled debt restructurings (TDR).  The restructuring of a loan is considered a TDR if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession.

In assessing whether or not a borrower is experiencing financial difficulties, the Bank considers information currently available regarding the financial condition of the borrower.  This information includes, but is not limited to, whether (i) the debtor is currently in payment default on any of its debt; (ii) a payment default is probable in the foreseeable future without the modification; (iii) the debtor has declared or is in the process of declaring bankruptcy and (iv) the debtor’s projected cash flow is sufficient to satisfy the contractual payments due under the original terms of the loan without a modification.

The Bank considers all aspects of the modification to loan terms to determine whether or not a concession has been granted to the borrower.  Key factors considered by the Bank include the debtor’s ability to access funds at a market rate for debt with similar risk characteristics, the significance of the modification relative to unpaid principal balance or collateral value of the debt, and the significance of a delay in the timing of payments relative to the original contractual terms of the loan.  The most common concessions granted by the Bank generally include one or more modifications to the terms of the debt, such as (i) a reduction in the interest rate for the remaining life of the debt, (ii) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk, (iii) a reduction of the face amount or maturity amount of the debt as stated in the original loan, (iv) a temporary period of interest-only payments, (v) a reduction in accrued interest, and (vi) an extension of amortization.

The following summarizes information regarding new troubled debt restructurings by class:

	December 31, 2012
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	3	$1,317,070	$1,689,268
Multi-family	-	-	-
Real estate - construction	3	7,626,970	8,193,713
Real estate - commercial	2	2,316,745	2,316,745
Commercial loans	2	2,270,030	1,844,113
Consumer and other loans	-	-	-
Total	10	$13,530,815	$14,043,839

	December 31, 2011
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	-	$-	$-
Multi-family	-	-	-
Real estate - construction	3	8,526,970	8,925,340
Real estate - commercial	3	6,526,382	4,591,406
Commercial loans	-	-	-
Consumer and other loans	-	-	-
Total	6	$15,053,352	$13,516,746

The troubled debt restructurings described above increased the allowance for loan losses by $723,359 and resulted in charge offs of $26,173 during the year ended December 31, 2012.

The following presents the troubled debt restructurings by type of modification:

	December 31, 2012
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$305,600	$1,383,668	$-	$1,689,268
Multi-family	-	-	-	-
Real estate - construction	6,884,800	1,308,913	-	8,193,713
Real estate - commercial	-	391,745	1,925,000	2,316,745
Commercial loans	-	1,844,113	-	1,844,113
Consumer and other loans	-	-	-	-
Total	$7,190,400	$4,928,439	$1,925,000	$14,043,839

	December 31, 2011
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$-	$-	$-	$-
Multi-family	-	-	-	-
Real estate - construction	6,884,800	2,040,540	-	8,925,340
Real estate - commercial	-	-	4,591,406	4,591,406
Commercial loans	-	-	-	-
Consumer and other loans	-	-	-	-
Total	$6,884,800	$2,040,540	$4,591,406	$13,516,746

As part of the on-going monitoring of the credit quality of the Bank’s loan portfolio, management tracks loans by an internal rating system.  All loans are assigned an internal credit quality rating based on an analysis of the borrower’s financial condition.  The criteria used to assign quality ratings to extensions of credit that exhibit potential problems or well-defined weaknesses are primarily based upon the degree of risk and the likelihood of orderly repayment, and their effect on the Bank’s safety and soundness.  The following are the internally assigned ratings:

Pass-This rating represents loans that have strong asset quality and liquidity along with a multi-year track record of profitability.

Special mention-This rating represents loans that are currently protected but are potentially weak.  The credit risk may be relatively minor, yet constitute an increased risk in light of the circumstances surrounding a specific loan.

Substandard-This rating represents loans that show signs of continuing negative financial trends and unprofitability and therefore, is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any.

Doubtful-This rating represents loans that have all the weaknesses of substandard classified loans with the additional characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Risk characteristics applicable to each segment of the loan portfolio are described as follows.

Real estate-Residential 1-4 family:  The residential 1-4 family real estate loans are generally secured by owner-occupied 1-4 family residences.  Repayment of these loans is primarily dependent on the personal income and credit rating of the borrowers.  Credit risk in these loans can be impacted by economic conditions within the Bank’s market areas that might impact either property values or a borrower’s personal income.  Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Real estate-Construction:  Construction and land development real estate loans are usually based upon estimates of costs and estimated value of the completed project and include independent appraisal reviews and a financial analysis of the developers and property owners.  Sources of repayment of these loans may include permanent loans, sales of developed property or an interim loan commitment from the Bank until permanent financing is obtained.  These loans are considered to be higher risk than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, general economic conditions and the availability of long-term financing.  Credit risk in these loans may be impacted by the creditworthiness of a borrower, property values and the local economies in the Bank’s market areas.

Real estate-Commercial:  Commercial real estate loans typically involve larger principal amounts, and repayment of these loans is generally dependent on the successful operations of the property securing the loan or the business conducted on the property securing the loan.  These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate.  Credit risk in these loans may be impacted by the creditworthiness of a borrower, property values and the local economies in the Bank’s market areas.

Commercial:  The commercial portfolio includes loans to commercial customers for use in financing working capital needs, equipment purchases and expansions.  The loans in this category are repaid primarily from the cash flow of a borrower’s principal business operation.  Credit risk in these loans is driven by creditworthiness of a borrower and the economic conditions that impact the cash flow stability from business operations.

Consumer:  The consumer loan portfolio consists of various term and line of credit loans such as automobile loans and loans for other personal purposes.  Repayment for these types of loans will come from a borrower’s income sources that are typically independent of the loan purpose.  Credit risk is driven by consumer economic factors (such as unemployment and general economic conditions in the Bank’s market area) and the creditworthiness of a borrower.

The following table provides information about the credit quality of the loan portfolio using the Bank’s internal rating system as of December 31, 2012 and 2011:

As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$35,775	$156,448	$94,209	$45,133	$88,230	$15,840	$435,635
Special Mention	6,868	4,976	1,636	1,272	2,255	93	17,100
Substandard	5,581	6,337	3,507	-	4,742	784	20,951
Doubtful	693	-	30	-	-	-	723
Total	$48,917	$167,761	$99,382	$46,405	$95,227	$16,717	$474,409

As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$27,646	$162,019	$91,503	$42,668	$80,529	$19,522	$423,887
Special Mention	6,372	20,406	3,214	498	2,183	309	32,982
Substandard	10,894	12,431	3,314	-	5,376	927	32,942
Total	$44,912	$194,856	$98,031	$43,166	$88,088	$20,758	$489,811

The weighted average interest rate on loans as of December 31, 2012 and 2011 was 5.89% and 5.82%, respectively.

The Bank serviced mortgage loans for others amounting to $184,045 and $199,256 as of December 31, 2012 and 2011, respectively.  The Bank serviced commercial loans for others amounting to $2,046,506 and $4,143,374 as of December 31, 2012 and 2011, respectively.